Employee Benefits - Summary of Sensitivity Analysis For Actuarial Assumptions Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	¥ 119,138	¥ 144,307
0.5% increase	(103,296)	(118,737)
Foreign plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	113,268	119,443
0.5% increase	¥ (110,060)	¥ (113,734)